Employee Benefit Plans - Change in PBO (Details) - USD ($) $ in Thousands		12 Months Ended
	Mar. 22, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Change in projected benefit obligation:
Balance, January 1		$ 36,957	$ 34,009
Service cost		1,692	1,614	$ 1,430
Interest cost		1,072	1,127	1,169
Actuarial loss		(232)	933
Benefits paid		(828)	(726)
Balance, December 31,		38,661	36,957	34,009
Change in plan assets:
Fair value, January 1		30,084	25,689
Actual return on plan assets		7,278	4,725
Employer contribution	$ 1,000	1,000	500
Expenses paid		(118)	(104)
Benefits paid		(828)	(726)
Fair value, December 31,		37,416	30,084	$ 25,689
Funded status at end of year		(1,245)	(6,873)
Accumulated benefit obligation		30,690	30,156
Amounts recognized in the statement of financial position consist of the following:
Noncurrent assets		0	0
Current liabilities		0	0
Noncurrent liabilities		(1,245)	(6,873)
Net liability at end of year		$ (1,245)	$ (6,873)